Quarterly Holdings Report
for
Fidelity® Disruptive Finance Fund
August 31, 2022
DSF-NPRT1-1022
1.9897383.102
Common Stocks - 99.3%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.8%
Internet & Direct Marketing Retail - 0.8%
MercadoLibre, Inc. (a)	533	455,907
FINANCIALS - 62.8%
Banks - 14.0%
DBS Group Holdings Ltd.	88,131	2,051,999
DNB Bank ASA	93,210	1,772,295
Pathward Financial, Inc.	17,498	576,734
Signature Bank	12,006	2,093,366
Silvergate Capital Corp. (a)	4,278	389,811
SVB Financial Group (a)	3,104	1,261,838
		8,146,043
Capital Markets - 18.3%
Avanza Bank Holding AB	18,728	301,651
BlackRock, Inc. Class A	4,175	2,782,178
Brookfield Asset Management, Inc. Class A (b)	38,486	1,851,561
Cboe Global Markets, Inc.	9,064	1,069,280
Intercontinental Exchange, Inc.	19,248	1,941,161
MSCI, Inc.	2,135	959,127
Tradeweb Markets, Inc. Class A	10,680	743,221
Virtu Financial, Inc. Class A	44,701	1,026,335
		10,674,514
Consumer Finance - 6.3%
Ally Financial, Inc.	21,326	708,023
Capital One Financial Corp.	22,994	2,433,225
NerdWallet, Inc. (b)	52,567	546,171
		3,687,419
Diversified Financial Services - 2.4%
Apollo Global Management, Inc.	25,777	1,432,686
Insurance - 18.4%
Arch Capital Group Ltd. (a)	81,114	3,708,532
Arthur J. Gallagher & Co.	10,341	1,877,615
BRP Group, Inc. (a)	135,702	4,261,042
Hiscox Ltd.	85,183	888,437
		10,735,626
Thrifts & Mortgage Finance - 3.4%
NMI Holdings, Inc. (a)	68,878	1,414,065
PennyMac Financial Services, Inc. (b)	10,613	563,763
		1,977,828
TOTAL FINANCIALS		36,654,116
INDUSTRIALS - 6.6%
Professional Services - 6.6%
Equifax, Inc.	14,990	2,829,363
Verisk Analytics, Inc.	5,413	1,013,097
		3,842,460
INFORMATION TECHNOLOGY - 27.2%
IT Services - 23.5%
Adyen BV (a)(c)	1,492	2,302,372
Block, Inc.:
Class A (a)	7,092	488,710
Class A unit (a)	2,959	202,658
Dlocal Ltd. (a)	102,265	2,543,331
Flywire Corp. (a)	24,074	598,480
MasterCard, Inc. Class A	9,911	3,214,831
Repay Holdings Corp. (a)	47,663	442,789
Visa, Inc. Class A	15,483	3,076,627
Worldline SA (a)(c)	19,224	823,608
		13,693,406
Software - 3.7%
Black Knight, Inc. (a)	21,711	1,436,400
BTRS Holdings, Inc. (a)	109,963	743,350
		2,179,750
TOTAL INFORMATION TECHNOLOGY		15,873,156
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Homes 4 Rent Class A	26,442	940,278
Real Estate Management & Development - 0.3%
Doma Holdings, Inc. Class A (a)(b)	355,664	214,501
TOTAL REAL ESTATE		1,154,779
TOTAL COMMON STOCKS (Cost $56,252,665)		57,980,418

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (d)	424,351	424,436
Fidelity Securities Lending Cash Central Fund 2.34% (d)(e)	1,846,040	1,846,225
TOTAL MONEY MARKET FUNDS (Cost $2,270,661)		2,270,661

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $58,523,326)	60,251,079
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(1,895,938)
NET ASSETS - 100.0%	58,355,141

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,125,980 or 5.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	129,104	3,108,889	2,813,557	1,332	-	-	424,436	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	798,225	3,601,741	2,553,741	1,429	-	-	1,846,225	0.0%
Total	927,329	6,710,630	5,367,298	2,761	-	-	2,270,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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